Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Cross Default - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Disclosure Of Other Provisions [Line Items]
Debt obligations					$ 2,800
Cross default limit	$ 150,000				$ 50,000
Percentage of creditors intent debt acceleration	66.67%
Borrowings		$ 40,867	$ 68,868	$ 158,960
Percentage of bondholders, demands debt acceleration		50.00%
Default amount percentage to consolidated assets that can lead to a cross default		3.00%
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit		$ 150,000
Percentage of bondholders, demands debt acceleration		25.00%
Bonds outstanding		$ 588,882
Domestic Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		22,798
Bank Loan
Disclosure Of Other Provisions [Line Items]
Borrowings		$ 352,387